Short-term Loans - Schedule of outstanding bank loans (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term Loans
Short-term loan from Bank of China	¥ 4,000,000	$ 547,998	¥ 3,000,000